Fixed assets - Property, plant and equipment held under finance leases - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment held under finance leases	€ 716	€ 636	€ 574
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment held under finance leases			423
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment held under finance leases			115
IFRS Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment held under finance leases			€ 36